UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.

and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2013

Date of reporting period: 02/28/2013

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2013 (Unaudited)	BlackRock Small Cap Growth Fund II
(Percentages shown are based on Net Assets)

Mutual Fund	Value

BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC	$209,297,356

Total Investments (Cost — $ 174,900,728) — 100.2%	209,297,356
Liabilities in Excess of Other Assets — (0.2)%	(358,281)

Net Assets — 100.0%	$208,939,075

Notes to Schedule of Investments

BlackRock Small Cap Growth Fund II (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Small Cap Growth Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of February 28, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $209,297,356 and 100%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of February 28, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended February 28, 2013.

BLACKROCK SERIES, INC.	FEBRUARY 28, 2013	1

Schedule of Investments February 28, 2013 (Unaudited)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.4%
Hexcel Corp. (a)	39,900	$1,087,275
Orbital Sciences Corp. (a)	207,503	3,066,894
TransDigm Group, Inc.	20,600	2,932,204

		7,086,373

Airlines — 1.0%
US Airways Group, Inc. (a)(b)	156,100	2,096,423

Auto Components — 1.2%
Dana Holding Corp.	146,068	2,443,718

Biotechnology — 11.3%
Achillion Pharmaceuticals, Inc. (a)	98,105	794,651
BioSpecifics Technologies Corp. (a)	128,315	2,014,545
Cubist Pharmaceuticals, Inc. (a)	116,657	4,949,757
Elan Corp. Plc - ADR (a)	611,015	6,928,910
Gentium SpA - ADR (a)	543,505	4,532,832
Keryx Biopharmaceuticals, Inc. (a)	374,140	2,405,720
Novavax, Inc. (a)	295,346	537,530
Prothena Corp. Plc (a)	—	—
Sunesis Pharmaceuticals, Inc. (a)	270,045	1,409,635

		23,573,580

Building Products — 1.0%
Trex Co., Inc. (a)	42,345	2,000,378

Capital Markets — 1.4%
Walter Investment Management Corp.	27,100	1,244,432
WisdomTree Investments, Inc. (a)	178,700	1,626,170

		2,870,602

Chemicals — 1.6%
Axiall Corp.	42,900	2,427,282
Chemtura Corp. (a)	49,700	999,964

		3,427,246

Commercial Services & Supplies — 0.5%
ACCO Brands Corp. (a)	135,321	1,014,907

Communications Equipment — 2.7%
Ciena Corp. (a)	198,400	3,023,616
Ixia (a)	126,733	2,570,145

		5,593,761

Construction & Engineering — 1.5%
Granite Construction, Inc.	29,500	917,155
Quanta Services, Inc. (a)	80,600	2,289,040

		3,206,195

Consumer Finance — 0.3%
Portfolio Recovery Associates, Inc. (a)	5,500	643,088

Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc. (a)	61,500	1,719,540

Diversified Telecommunication Services — 2.2%
Cbeyond, Inc. (a)	488,465	3,429,024

Common Stocks	Shares	Value

Diversified Telecommunication Services (concluded)
inContact, Inc. (a)(b)	163,686	$1,111,428

		4,540,452

Electrical Equipment — 0.7%
Thermon Group Holdings, Inc. (a)(b)	72,700	1,490,350

Energy Equipment & Services — 1.1%
Dresser-Rand Group, Inc. (a)	35,800	2,207,428

Food & Staples Retailing — 0.7%
United Natural Foods, Inc. (a)	30,200	1,528,724

Food Products — 1.9%
Annie’s, Inc. (a)	56,067	2,352,571
The Hain Celestial Group, Inc. (a)	28,300	1,549,425

		3,901,996

Health Care Equipment & Supplies — 4.4%
ArthroCare Corp. (a)	108,637	3,793,604
GenMark Diagnostics, Inc. (a)	99,042	1,033,008
Haemonetics Corp. (a)(b)	81,500	3,361,875
Volcano Corp. (a)	48,600	1,051,704

		9,240,191

Health Care Providers & Services — 1.9%
Air Methods Corp.	82,115	3,677,931
Amedisys, Inc. (a)	29,982	338,797

		4,016,728

Health Care Technology — 0.5%
athenahealth, Inc. (a)	12,100	1,134,859

Hotels, Restaurants & Leisure — 0.8%
Bloomin’ Brands, Inc. (a)	37,688	648,610
Brinker International, Inc.	32,073	1,070,597

		1,719,207

Household Durables — 0.5%
MDC Holdings, Inc.	11,700	449,631
TRI Pointe Homes, Inc. (a)	30,700	564,880

		1,014,511

Internet Software & Services — 4.1%
CoStar Group, Inc. (a)(b)	43,019	4,333,734
NIC, Inc. (b)	236,518	4,191,099

		8,524,833

IT Services — 7.0%
EPAM Systems, Inc. (a)	52,951	1,110,912
ExlService Holdings, Inc. (a)	259,570	7,857,184
Global Cash Access Holdings, Inc. (a)	138,178	981,064
MAXIMUS, Inc.	27,965	2,035,293
WEX, Inc. (a)	17,100	1,282,671
WNS Holdings Ltd. - ADR (a)	100,040	1,406,562

		14,673,686

Portfolio Abbreviation

ADR     American Depositary Receipts

2	BLACKROCK MASTER LLC	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Leisure Equipment & Products — 0.5%
Brunswick Corp.	29,300	$1,067,692

Machinery — 3.5%
EnPro Industries, Inc. (a)(b)	12,400	576,972
Luxfer Holdings Plc - ADR	130,868	1,709,136
RBC Bearings, Inc. (a)	16,100	802,424
Trimas Corp. (a)	71,800	2,059,942
Wabash National Corp. (a)	228,855	2,183,277

		7,331,751

Media — 1.5%
National CineMedia, Inc.	211,752	3,229,218

Metals & Mining — 1.2%
Globe Specialty Metals, Inc.	177,493	2,536,375

Oil, Gas & Consumable Fuels — 6.5%
Bonanza Creek Energy, Inc. (a)	67,100	2,269,993
Cheniere Energy, Inc. (a)	153,100	3,261,030
Energy XXI Bermuda Ltd.	85,472	2,541,083
Gulfport Energy Corp. (a)	53,600	2,194,920
Kodiak Oil & Gas Corp. (a)	112,300	999,470
Magnum Hunter Resources Corp. (a)(b)	284,756	1,102,006
Oasis Petroleum, Inc. (a)	31,700	1,163,390

		13,531,892

Paper & Forest Products — 0.8%
KapStone Paper and Packaging Corp.	65,720	1,750,781

Pharmaceuticals — 6.1%
Jazz Pharmaceuticals Plc (a)	80,232	4,667,898
Optimer Pharmaceuticals, Inc. (a)(b)	253,284	3,069,802
ViroPharma, Inc. (a)(b)	162,279	4,047,238
Warner Chilcott Plc, Class A	76,665	1,035,744

		12,820,682

Professional Services — 2.1%
On Assignment, Inc. (a)	98,422	2,151,505
WageWorks, Inc. (a)	92,900	2,193,369

		4,344,874

Real Estate Investment Trusts (REITs) — 0.2%
CyrusOne, Inc. (a)	24,400	519,964

Semiconductors & Semiconductor Equipment — 2.0%
Microsemi Corp. (a)	132,279	2,728,916
Semtech Corp. (a)	46,444	1,419,793

		4,148,709

Software — 13.5%
Fleetmatics Group Plc (a)	43,100	1,023,625
Fortinet, Inc. (a)	74,800	1,808,664
Gateway Industries, Inc. (Acquired 2/11/11, cost $18,142) (a)(c)	302,362	119,433
MicroStrategy, Inc., Class A (a)	23,800	2,424,744
PROS Holdings, Inc. (a)	148,311	3,864,985
QLIK Technologies, Inc. (a)	163,635	4,254,510
Sourcefire, Inc. (a)(b)	43,300	2,322,179
TIBCO Software, Inc. (a)	82,500	1,769,625
TiVo, Inc. (a)	570,101	7,063,551
Tyler Technologies, Inc. (a)	37,100	2,092,440
Ultimate Software Group, Inc. (a)	16,035	1,575,759

		28,319,515

Specialty Retail — 3.4%
Aeropostale, Inc. (a)	80,200	1,044,204

Common Stocks	Shares	Value

Specialty Retail (concluded)
Conn’s, Inc. (a)	39,158	$1,254,622
Lumber Liquidators Holdings, Inc. (a)	21,591	1,277,971
Mattress Firm Holding Corp. (a)	42,933	1,195,684
Pier 1 Imports, Inc.	48,300	1,085,301
Vitamin Shoppe, Inc. (a)	23,780	1,249,639

		7,107,421

Textiles, Apparel & Luxury Goods — 2.1%
G-III Apparel Group Ltd. (a)	70,658	2,579,017
Tumi Holdings, Inc. (a)	46,700	1,103,988
Wolverine World Wide, Inc.	15,100	637,220

		4,320,225

Trading Companies & Distributors — 1.8%
Beacon Roofing Supply, Inc. (a)	44,800	1,653,120
United Rentals, Inc. (a)	39,400	2,104,354

		3,757,474

Total Common Stocks — 97.7%		204,455,349

Warrants (d) — 0.0%

Pharmaceuticals — 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price $17.70)	222,516	—

Total Long-Term Investments
(Cost — $170,188,851) — 97.7%		204,455,349

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (e)(f)	2,817,428	2,817,428

	Beneficial Interest (000)

BlackRock Liquidity Series LLC, Money Market Series, 0.22% (e)(f)(g)	$14,271	14,270,598

	Par (000)

Time Deposits — 0.0%
Brown Brothers Harriman & Co., 0.09%, 3/01/13	71	71,158

Total Short-Term Securities (Cost — $17,159,184) — 8.2%		17,159,184

Options Purchased

(Cost — $530,020) — 0.3%		660,150

Total Investments (Cost — $187,878,055*) — 106.2%		222,274,683
Liabilities in Excess of Other Assets — (6.2)%		(12,977,327)

Net Assets — 100.0%		$209,297,356

BLACKROCK MASTER LLC	FEBRUARY 28, 2013	3

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Notes to Schedule of Investments

*	As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$192,063,225

Gross unrealized appreciation	$36,839,783
Gross unrealized depreciation	(6,628,325)

Net unrealized appreciation	$30,211,458

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Restricted security as to resale. As of report date, the Portfolio held less than 0.1% of its net assets, with a current value of $119,433 and an original cost of $18,142, in this security.
(d)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(e)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended February 28, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at May 31, 2012	Net Activity	Shares/ Beneficial Interest Held at February 28, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,846,990	(2,029,562)	2,817,428	$ 1,585
BlackRock Liquidity Series, LLC Money Market Series	$26,663,181	$(12,392,583)	$ 14,270,598	$102,996

(f)	Represents the current yield as of report date.
(g)	Security was purchased with the cash collateral from loaned securities. The Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

—

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Exchange-traded options purchased as of February 28, 2013 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
Russell® 2000 Index	Put	$875	6/22/13	270	$660,150

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Portfolio has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

4	BLACKROCK MASTER LLC	FEBRUARY 28, 2013

Schedule of Investments (concluded)	BlackRock Master Small Cap Growth Portfolio

The following table summarizes the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Assets:

Investments:
Long-Term Investments[1]	$204,335,916	–	$119,433	$204,455,349
Short-Term Securities.	2,817,428	$14,341,756	–	17,159,184
Options Purchased:
Equity Contracts	660,150	–	–	660,150

Total	$207,813,494	$14,341,756	$119,433	$222,274,683

1 See above Schedule of Investments for values in each industry excluding Level 3, Software, within the table.

Certain of the Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of February 28, 2013, collateral on securities loaned at value of $14,270,598 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended February 28, 2013.

Certain of the Portfolio’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK MASTER LLC	FEBRUARY 28, 2013	5

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth

Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 24, 2013